Investment in Securities (Tables)	6 Months Ended
Sep. 30, 2026
Investments Schedule [Abstract]
Summary of Investment in Securities
Investment in securities as of March 31, 2026 and September 30, 2026 consists of the following:

	Millions of yen

	March 31, 2026	September 30, 2026
Equity securities *	¥782,137	¥639,339
Available-for-sale debt securities	2,360,361	2,333,404

Total	¥3,142,498	¥2,972,743

*
The amount of assets under management of variable annuity and variable life insurance contracts included in equity securities were ¥137,933 million and ¥146,898 million as of March 31, 2026 and September 30, 2026, respectively. The amount of investment funds that elected the fair value option and were included in equity securities were ¥24,845 million and ¥25,231 million as of March 31, 2026 and September 30, 2026, respectively.

Summary of Impairment and Downward or Upward Adjustment Due to Changes of Observable Price
The following tables provide information about impairment and upward or downward adjustments resulting from observable price changes as of March 31, 2026 and September 30, 2026, and for the six months ended September 30, 2025 and 2026.

	Millions of yen

	March 31, 2026			Six months ended September 30, 2025

	Carrying value	Accumulated impairments and downward adjustments	Accumulated upward adjustments	Impairments and downward adjustments	Upward adjustments

Equity securities measured using the measurement alternative	¥112,283	¥(17,028)	¥16,071	¥(858)	¥12,363

	Millions of yen

	September 30, 2026			Six months ended September 30, 2026

	Carrying value	Accumulated impairments and downward adjustments	Accumulated upward adjustments	Impairments and downward adjustments	Upward adjustments

Equity securities measured using the measurement alternative	¥109,482	¥(16,796)	¥16,537	¥(79)	¥766

Amortized Cost Basis Amounts, Gross Unrealized Holding Gains, Gross Unrealized Holding Losses and Fair Values of Available-for-Sale Securities and Held-to-Maturity Securities in Each Major Security Type
The amortized cost basis amounts, gross unrealized holding gains, gross unrealized holding losses and fair values of available-for-sale debt securities in each major security type as of March 31, 2026 and September 30, 2026 are as follows:
March 31, 2026

	Millions of yen

	Amortized cost	Allowance for credit losses	Gross unrealized gains	Gross unrealized losses	Fair value

Available-for-sale debt securities:
Japanese and foreign government bond securities	¥1,645,596	¥0	¥195	¥(677,854)	¥967,937
Japanese prefectural and foreign municipal bond securities	272,050	(798)	6,024	(37,731)	239,545
Corporate debt securities	1,040,288	(64)	24,946	(176,251)	888,919
CMBS and RMBS in the Americas	107,361	(1,927)	555	(557)	105,432
Other asset-backed securities and debt securities	165,272	(716)	5,421	(11,449)	158,528

	¥3,230,567	¥(3,505)	¥37,141	¥(903,842)	¥2,360,361

September 30, 2026
	Millions of yen

	Amortized cost	Allowance for credit losses	Gross unrealized gains	Gross unrealized losses	Fair value

Available-for-sale debt securities:
Japanese and foreign government bond securities	¥1,700,202	¥0	¥0	¥(772,616)	¥927,586
Japanese prefectural and foreign municipal bond securities	321,116	(615)	2,930	(51,348)	272,083
Corporate debt securities	1,071,648	(143)	12,513	(216,328)	867,690
CMBS and RMBS in the Americas	108,037	(1,896)	558	(1,014)	105,685
Other asset-backed securities and debt securities	167,874	(700)	4,459	(11,273)	160,360

	¥3,368,877	¥(3,354)	¥20,460	¥(1,052,579)	¥2,333,404

Summary of roll-forwards of allowance for credit losses
The following table presents roll-forwards of the allowance for credit losses for the six months ended September 30, 2025 and 2026, respectively:

	Millions of yen
	Six months ended September 30, 2025
	Foreign municipal bond securities	Foreign corporate debt securities	Foreign other asset-backed securities and debt securities	Total
Beginning	¥245	¥34	¥391	¥670
Additions to the allowance for credit losses on available-for-sale debt securities for which credit losses were not previously recorded	0	0	128	128
Additional increases (decreases) to the allowance for credit losses on AFS debt securities that had an allowance recorded in a previous period, net	0	(26)	0	(26)
Increase (Decrease) from the effects of changes in foreign exchange rates	(1)	0	0	(1)

Ending	¥244	¥8	¥519	¥771

	Millions of yen
	Six months ended September 30, 2026
	Foreign municipal bond securities	Foreign corporate debt securities	CMBS and RMBS in the Americas	Foreign other asset-backed securities and debt securities	Total
Beginning	¥798	¥64	¥1,927	¥716	¥3,505
Additions to the allowance for credit losses on available-for-sale debt securities for which credit losses were not previously recorded	0	34	0	0	34
Additional increases (decreases) to the allowance for credit losses on AFS debt securities that had an allowance recorded in a previous period, net	0	45	0	(101)	(56)
Write-offs charged against the allowance	(173)	0	0	0	(173)
Recoveries of amounts previously written off	0	0	0	96	96
Increase (Decrease) from the effects of changes in foreign exchange rates	(10)	0	(31)	(11)	(52)

Ending	¥615	¥143	¥1,896	¥700	¥3,354

Information about Available-for-Sale Securities with Gross Unrealized Losses and Length of Time Individual Securities Have Been in Continuous Unrealized Loss Position
The following tables provide information about available-for-sale debt securities with gross unrealized losses (including allowance for credit losses) and the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2026 and September 30, 2026, respectively:
March 31, 2026

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥63,108	¥(11,483)	¥897,208	¥(666,371)	¥960,316	¥(677,854)
Japanese prefectural and foreign municipal bond securities	23,916	(1,312)	114,487	(37,217)	138,403	(38,529)
Corporate debt securities	117,908	(4,162)	477,946	(172,153)	595,854	(176,315)
CMBS and RMBS in the Americas	38,338	(300)	10,930	(2,184)	49,268	(2,484)
Other asset-backed securities and debt securities	43,230	(1,492)	33,573	(10,673)	76,803	(12,165)

	¥286,500	¥(18,749)	¥1,534,144	¥(888,598)	¥1,820,644	¥(907,347)

September 30, 2026

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥35,033	¥(7,978)	¥873,877	¥(764,638)	¥908,910	¥(772,616)
Japanese prefectural and foreign municipal bond securities	130,988	(9,450)	94,159	(42,513)	225,147	(51,963)
Corporate debt securities	363,166	(32,276)	334,155	(184,195)	697,321	(216,471)
CMBS and RMBS in the Americas	55,991	(815)	4,789	(2,095)	60,780	(2,910)
Other asset-backed securities and debt securities	38,979	(1,518)	35,512	(10,455)	74,491	(11,973)

	¥624,157	¥(52,037)	¥1,342,492	¥(1,003,896)	¥1,966,649	¥(1,055,933)

The following table provides information about
available-for-sale
debt securities with gross unrealized losses for which allowance for credit losses were not recorded and the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2026 and September 30, 2026, respectively:
March 31, 2026

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥63,108	¥(11,483)	¥897,208	¥(666,371)	¥960,316	¥(677,854)
Japanese prefectural and foreign municipal bond securities	23,513	(777)	109,252	(36,954)	132,765	(37,731)
Corporate debt securities	112,096	(4,042)	477,946	(172,153)	590,042	(176,195)
CMBS and RMBS in the Americas	38,338	(300)	10,930	(257)	49,268	(557)
Other asset-backed securities and debt securities	43,203	(1,312)	32,454	(9,969)	75,657	(11,281)

	¥280,258	¥(17,914)	¥1,527,790	¥(885,704)	¥1,808,048	¥(903,618)

September 30, 2026

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥35,033	¥(7,978)	¥873,877	¥(764,638)	¥908,910	¥(772,616)
Japanese prefectural and foreign municipal bond securities	130,865	(8,923)	92,986	(42,425)	223,851	(51,348)
Corporate debt securities	352,131	(31,996)	334,155	(184,195)	686,286	(216,191)
CMBS and RMBS in the Americas	55,991	(815)	4,789	(199)	60,780	(1,014)
Other asset-backed securities and debt securities	37,859	(997)	35,431	(10,221)	73,290	(11,218)

	¥611,879	¥(50,709)	¥1,341,238	¥(1,001,678)	¥1,953,117	¥(1,052,387)